Financial instruments by category	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
Financial instruments by category

The Group classified its financial assets in the following categories:

(a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorized as held for trading unless they are designated as hedges. For all years presented, the Group’s financial assets at fair value through profit or loss comprise mainly derivative financial instruments.

(b) Financial assets at amortized cost.

Financial assets at amortized cost, namely loans and receivables, are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables comprise “trade and other receivables” and “cash and cash equivalents” in the statement of financial position.

The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. There was no reclassification between categories for the adoption of IFRS 9.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2019
Assets as per statement of financial position
Trade and other receivables	88,113	—	88,113	84,218	172,331
Derivative financial instruments	—	1,435	1,435	—	1,435
Cash and cash equivalents	290,276	—	290,276	—	290,276
Total	378,389	1,435	379,824	84,218	464,042

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	98,420	98,420	12,066	110,486
Borrowings (excluding lease liabilities) (i)	—	968,280	968,280	—	968,280
Leases Liabilities	—	216,384	216,384	—	216,384
Derivative financial instruments (i)	1,423	—	1,423	—	1,423
Total	1,423	1,283,084	1,284,507	12,066	1,296,573

(i)    Effective July 1, 2013, the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2018
Assets as per statement of financial position
Trade and other receivables	91,183	—	91,183	106,323	197,506
Derivative financial instruments	—	6,286	6,286	—	6,286
Cash and cash equivalents	273,635	—	273,635	—	273,635
Total	364,818	6,286	371,104	106,323	477,427

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	96,167	96,167	10,270	106,437
Borrowings (excluding finance lease liabilities) (i)	—	861,521	861,521	—	861,521
Finance leases	—	595	595	—	595
Derivative financial instruments (i)	283	—	283	—	283
Total	283	958,283	958,566	10,270	968,836

(i)    Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

From January 1, 2019, the group applied IFRS 16. Liabilities carried at amortized cost also included liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17. The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7. Therefore, finance leases have been shown separately in 2018.

Because of the short maturities of most trade accounts receivable and payable, other receivables and liabilities, and cash and cash equivalents, their carrying amounts at the closing date do not differ significantly from their respective fair values. The fair value of long-term borrowings is disclosed in Note 27.

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset at amortized cost	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2019
Interest income (i)	7,319	—	—	7,319
Interest expense (i)	(35,208)	(27)	(24,899)	(60,134)
Foreign exchange losses (i)	(19,807)	(16,227)	(72,424)	(108,458)
(Loss) / gain from derivative financial instruments (ii)	(870)	1,441	—	571
Finance cost related to lease liabilities	—	(9,524)	—	(9,524)

	Financial assets at amortized cost	Assets/ liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2018
Interest income (i)	7,915	—	—	7,915
Interest expense (i)	(35,794)	—	(15,783)	(51,577)
Foreign exchange gains / (losses) (i)	(108,936)	(41,218)	(33,041)	(183,195)
Gain from derivative financial instruments (ii)	—	51,670	—	51,670

(i)	Included in “Financial Results, net” in the consolidated statement of income.

(ii)	Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Determining fair values

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels. The allocation reflects which of the fair values derive from transactions in the market and where valuation is based on models because market transactions are lacking. The level in the fair value hierarchy is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2019 and 2018, the financial instruments recognized at fair value on the statement of financial position comprise derivative financial instruments.

In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets that the Group can refer to at the date of the statement of financial position. The financial instruments the Group has allocated to this level mainly comprise crop futures and options traded on the stock market.

Derivatives not traded on the stock market allocated to Level 2 are valued using models based on observable market data. The financial instruments the Group has allocated to this level mainly comprise interest-rate swaps and foreign-currency interest-rate swaps.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The Group does not have financial instruments allocated to this level for any of the years presented.

The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2019 and 2018 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2019	1,257	178	1,435
Derivative financial instruments	2018	6,286	—	6,286

Liabilities
Derivative financial instruments	2019	(1,423)	—	(1,423)
Derivative financial instruments	2018	(254)	(29)	(283)

There were no transfers within level 1 and 2 during the years ended December 31, 2019 and 2018.

When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(166)

NDF	Quoted price	Foreign-exchange curve.	Present value method	2	178
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